Securitizations And Variable Interest Entities (Classification Of The Consolidated VIEs' Assets And Liabilities) (Details)	Sep. 30, 2011 USD ($)	Sep. 30, 2011 JPY (¥)	Mar. 31, 2011 USD ($)	Mar. 31, 2011 JPY (¥)	Sep. 30, 2010 JPY (¥)	Mar. 31, 2010 JPY (¥)	Sep. 30, 2011 Variable Interest Entity, Primary Beneficiary [Member] USD ($)		Sep. 30, 2011 Variable Interest Entity, Primary Beneficiary [Member] JPY (¥)		Mar. 31, 2010 Variable Interest Entity, Primary Beneficiary [Member] JPY (¥)
Cash and cash equivalents	$ 7,160,000,000	¥ 551,639,000,000	$ 21,032,000,000	¥ 1,620,340,000,000	¥ 534,904,000,000	¥ 1,020,647,000,000	$ 880,000,000		¥ 68,000,000,000		¥ 92,000,000,000
Equities	850,000,000	66,000,000,000		89,000,000,000			10,890,000,000		839,000,000,000		785,000,000,000
Debt securities	820,000,000	63,000,000,000		110,000,000,000			2,010,000,000		155,000,000,000		239,000,000,000
Mortgage and mortgage-backed securities	300,000,000	23,000,000,000		35,000,000,000			840,000,000		65,000,000,000		67,000,000,000
Investment trust funds and other							0		0		8,000,000,000
Derivatives							60,000,000		4,000,000,000		10,000,000,000
Private equity investments							370,000,000		28,000,000,000		1,000,000,000
Securities purchased under agreements to resell, fair value option	115,337,000,000	8,885,582,000,000		9,558,617,000,000			70,000,000		5,000,000,000		6,000,000,000
Office buildings, land, equipment and facilities							2,140,000,000	[1],[2]	165,000,000,000	[1],[2]	42,000,000,000	[1]
Other	19,201,000,000	1,479,214,000,000		568,493,000,000			5,690,000,000	[2],[3]	439,000,000,000	[2],[3]	84,000,000,000	[3]
Total							22,950,000,000		1,768,000,000,000		1,334,000,000,000
Debt securities							10,000,000		0		6,000,000,000
Derivatives							330,000,000		25,000,000,000		32,000,000,000
Securities sold under agreements to repurchase	140,902,000,000	10,855,067,000,000		10,813,797,000,000							2,000,000,000
Short-term borrowings	15,533,000,000	1,196,630,000,000		1,167,077,000,000							2,000,000,000
Long-term borrowings	113,632,000,000	8,754,189,000,000		8,402,917,000,000			15,340,000,000		1,182,000,000,000		1,030,000,000,000
Other	12,607,000,000	971,301,000,000		552,316,000,000			420,000,000		34,000,000,000		5,000,000,000
Total							16,100,000,000		1,241,000,000,000		1,077,000,000,000
Aircrafts held by special purpose entities	220,000,000	17,000,000,000		30,000,000,000
Aircraft purchase deposits	$ 190,000,000	¥ 15,000,000,000		¥ 15,000,000,000

[1]	Includes aircraft of ¥30 billion as of March 31, 2011 and ¥17 billion ($0.22 billion) as of September 30, 2011 held by SPEs consolidated due to the adoption of ASC 810 as amended by ASU 2009-17. Certain of these SPEs are mainly engaged in aircraft leasing business.
[2]	Includes real estate and real estate for sale held by SPEs related to a subsidiary newly consolidated during the six months ended September 30, 2011.
[3]	Includes aircraft purchase deposits of ¥15 billion as of March 31, 2011 and ¥15 billion ($0.19 billion) as of September 30, 2011. In relation to these aircraft purchase deposits, certain of these SPEs have commitments to purchase aircraft. Please refer to Note 13, "Commitments, contingencies and guarantees" for details.